Term debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Total term debt	$506,500
Less: current portion of term debt	(338,792)
Non-current portion of term debt	$167,708